26. Commitments (Details Narrative) - Aircraft [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfCommitmentsLineItems [Line Items]
Net gain aircraft under sale-leaseback transaction	R$ 0	R$ 233,483
Deferred losses from transactions	R$ 2,887	R$ 9,959